FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2014
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 10. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Financial assets and liabilities carried at fair value in the consolidated balance sheets are required to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs reflecting the reporting entity's own assumptions.

As of June 30, 2014, the Company's financial assets and liabilities that were measured at fair value on a recurring basis during the period included derivative financial instruments, which were all classified as Level 2, and trust assets to fund certain of the Company's nonqualified deferred compensation plans, which were classified as Level 1. As of June 30, 2013, the Company's financial assets and liabilities that were measured at fair value on a recurring basis during the period included derivative financial instruments, which were all classified as Level 2.

Financial Risk Management and Derivative Instruments

The Company is exposed to certain commodity, interest rate and foreign currency risks related to its ongoing business operations and uses derivative instruments to mitigate its exposure to these risks.

Commodity Price Risk Management

The Company may use commodity exchange traded futures and over-the-counter swap contracts to fix the price of a portion of its forecasted raw material requirements. Contract maturities, which are generally no longer than 2 years, are matched to the length of the raw material purchase contracts. Commodity purchase contracts are measured at fair value using market quotations obtained from commodity derivative dealers.

As of June 30, 2014, the notional amount of commodity derivatives was $36, of which $19 related to jet fuel swaps and $17 related to soybean oil futures. As of June 30, 2013, the notional value of commodity derivatives was $51, of which $32 related to jet fuel swaps and $19 related to soybean oil futures.

Interest Rate Risk Management

The Company may enter into over-the-counter interest rate forward contracts to fix a portion of the benchmark interest rate prior to the anticipated issuance of fixed rate debt. These interest rate forward contracts generally have durations of less than twelve months. The interest rate contracts are measured at fair value using information quoted by U.S. government bond dealers. During fiscal years 2014 and 2013, the Company paid $0 and $4 to settle interest rate forward contracts, respectively, which were reflected in operating cash flows.

As of June 30, 2014 and 2013, the notional amount of interest rate forward contracts was $288 and $0, respectively. The interest rate forward contracts outstanding as of June 30, 2014, were related to the anticipated refinancing of senior notes maturing in January 2015.

Foreign Currency Risk Management

The Company may also enter into certain over-the-counter foreign currency-related derivative contracts to manage a portion of the Company's foreign exchange risk associated with the purchase of inventory and certain intercompany transactions. These foreign currency contracts generally have durations of no longer than 20 months. The foreign exchange contracts are measured at fair value using information quoted by foreign exchange dealers.

The notional amount of outstanding foreign currency forward contracts used by the Company's subsidiaries in Canada, Australia and New Zealand to hedge forecasted purchases of inventory were $54, $28 and $5, respectively, as of June 30, 2014, and $18, $22 and $4, respectively, as of June 30, 2013. There were no outstanding contracts to economically hedge foreign exchange risk associated with intercompany transactions as of June 30, 2014 and 2013, respectively.

Counterparty Risk Management

The Company utilizes a variety of financial institutions as counterparties for over-the counter derivative instruments. The Company enters into agreements governing the use of over-the-counter derivative instruments and sets internal limits on the aggregate over-the-counter derivative instrument positions held with each counterparty. Certain terms of these agreements require the Company or the counterparty to post collateral when the fair value of the derivative instruments exceeds contractually defined counterparty liability position limits. Of the $17 and $3 of the derivative instruments reflected in accrued liabilities as of June 30, 2014 and 2013, respectively, $11 and $3, respectively, contained such terms. As of both June 30, 2014 and 2013, neither the Company nor any counterparty was required to post any collateral.

Certain terms of the agreements governing the Company's over-the-counter derivative instruments require the credit ratings, as assigned by Standard & Poor's and Moody's to the Company and its counterparties, to remain at a level equal to or better than the minimum of an investment grade credit rating. If the Company's credit ratings were to fall below investment grade, the counterparties to the derivative instruments could request full collateralization on derivative instruments in net liability positions. As of both June 30, 2014 and 2013, the Company and each of its counterparties had been assigned investment grade ratings with both Standard & Poor's and Moody's.

Fair Value of Financial Instruments

Derivatives

The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as an accounting hedge and, if so, on the type of hedging relationship. For those derivative instruments designated and qualifying as hedging instruments, the Company must designate the hedging instrument as a fair value hedge or a cash flow hedge. The Company designates its commodity forward and future contracts for forecasted purchases of raw materials, interest rate forward contracts for forecasted interest payments, and foreign currency forward contracts for forecasted purchases of inventory as cash flow hedges. The Company does not designate its foreign currency forward contracts for intercompany transactions as accounting hedges. During the fiscal years ended June 30, 2014, 2013 and 2012, the Company had no hedging instruments designated as fair value hedges.

Trust Assets

Beginning in December 2013, the Company holds mutual funds and cash equivalents as part of trusts related to certain of its nonqualified deferred compensation plans. The trusts represent variable interest entities, for which the Company is considered the primary beneficiary, and therefore, trust assets are consolidated and included in other assets in the condensed consolidated balance sheets. The mutual funds are measured at fair value using quoted market prices. The Company has designated these marketable securities as trading investments. The participants in the deferred compensation plans may select among certain mutual funds in which their compensation deferrals are invested in accordance with the terms of the plans and within the confines of the trusts which hold the marketable securities.

The Company's derivative instruments designated as hedging instruments and trust assets related to certain of the Company's nonqualified deferred compensation plans were recorded at fair value in the consolidated balance sheets as of June 30 as follows:

	Balance sheet classification	2014		2013
		Level 1	Level 2	Level 1	Level 2
Assets
Foreign exchange derivative contracts	Other current assets	$-	$-	$-	$4
Commodity purchase derivative contracts	Other current assets	-	1	-	-
Trust assets for nonqualified deferred
compensation plans	Other assets	31	-	-	-
		$31	$1	$-	$4

Liabilities
Commodity purchase derivative contracts	Accrued liabilities	$-	$1	$-	$3
Interest rate derivative contracts	Accrued liabilities	-	13	-	-
Foreign exchange derivative contracts	Accrued liabilities	-	3	-	-
		$-	$17	$-	$3

For derivative instruments designated and qualifying as cash flow hedges, the effective portion of gains or losses is reported as a component of other comprehensive income (OCI) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The estimated amount of the existing net loss in OCI as of June 30, 2014, expected to be reclassified into earnings within the next twelve months is $8. Gains and losses on derivative instruments representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. During each of the fiscal years ended June 30, 2014, 2013 and 2012, hedge ineffectiveness was not significant.

The effects of derivative instruments designated as hedging instruments on OCI and the consolidated statements of earnings were as follows during the fiscal years ended June 30:

	Gains (losses) recognized in OCI			Gains (losses) reclassified from OCI and recognized in earnings
	2014	2013	2012	2014	2013	2012
Commodity purchase derivative contracts	$2	$(1)	$(1)	$-	$-	$4
Interest rate derivative contracts	(13)	(1)	(39)	(4)	(3)	(2)
Foreign exchange derivative contracts	(3)	3	3	4	-	2
Total	$(14)	$1	$(37)	$-	$(3)	$4

The gains reclassified from OCI and recognized in earnings during the fiscal years ended June 30, 2014 and 2012, for commodity purchase and foreign exchange contracts were included in cost of products sold. The losses reclassified from OCI and recognized in earnings during the fiscal years ended June 30, 2014, 2013 and 2012, for interest rate contracts were included in interest expense.

Changes in the value of the trust assets related to certain of the Company's nonqualified deferred compensation plans were $(1) for the fiscal year ended June 30, 2014, and were reflected in other income, net, in the consolidated statements of earnings.

Other

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values as of June 30, 2014 and 2013, due to their short maturity and nature. The estimated fair value of long-term debt, including current maturities, was $2,265 and $2,263 as of June 30, 2014 and 2013, respectively. The fair value of long-term debt was determined using secondary market prices quoted by corporate bond dealers, and was classified as Level 2.